10. Restatement (Details - Balance Sheet) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS
Cash and cash equivalents	$ 394,398	$ 340,071
Accounts receivable	26,311	25,564
Accounts receivable - related party	564	10,332
Inventories, net	47,432	68,495
Prepaid expenses	8,280	7,962
Total Current Assets	476,985	452,424
Property and equipment, net	6,336	8,517
Deposits	7,210	24,726
Total assets:	490,531	485,667
LIABILITIES AND STOCKHOLDERS’ EQUITY
Accounts payable and accrued liabilities	449,256	368,513
Customer deposit	31,734	62,126
Income taxes payable	800	800
Total Current Liabilities	481,790	431,439
Deferred rent	0	468
Total Liabilities	563,132	431,907
Commitments and Contingencies
Common stock, par value $0.001 per share, 75,000,000 shares authorized; 34,574,706 shares issued and outstanding as of December 31, 2017 and 2016, respectively	34,575	34,575
Additional paid-in capital	1,871,618	1,371,618
Accumulated deficit	(1,978,794)	(1,352,433)
Total stockholders' equity	(72,601)	53,760
Total Liabilities and Stockholders' Equity	$ 490,531	485,667
Scenario, Previously Reported [Member]
CURRENT ASSETS
Cash and cash equivalents		340,071	$ 822,015
Accounts receivable		35,896
Accounts receivable - related party		0
Inventories, net		104,832
Prepaid expenses		7,962
Total Current Assets		488,763
Property and equipment, net		8,517
Deposits		24,726
Total assets:		522,006
LIABILITIES AND STOCKHOLDERS’ EQUITY
Accounts payable and accrued liabilities		372,912
Customer deposit		57,726
Income taxes payable		800
Total Current Liabilities		431,438
Deferred rent		468
Total Liabilities		431,906
Commitments and Contingencies
Common stock, par value $0.001 per share, 75,000,000 shares authorized; 34,574,706 shares issued and outstanding as of December 31, 2017 and 2016, respectively		34,575
Additional paid-in capital		713,239
Accumulated deficit		(657,714)
Total stockholders' equity		90,100
Total Liabilities and Stockholders' Equity		522,006
Adjustment [Member]
CURRENT ASSETS
Accounts receivable		(10,332)
Accounts receivable - related party		10,332
Inventories, net		(36,337)
LIABILITIES AND STOCKHOLDERS’ EQUITY
Accounts payable and accrued liabilities		(4,399)
Customer deposit		4,400
Commitments and Contingencies
Additional paid-in capital		658,379
Accumulated deficit		$ (694,719)